Fees Summary	Sep. 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 26,320,000
Previously Paid Amount
Total Fee Amount	4,029.60
Total Offset Amount
Net Fee	$ 4,029.60